OMB APPROVAL
OMB Number:	3235-0578
Expires:	January 31, 2016
Estimated average burden
hours per response	10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds) (Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046 (Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:          10/31

Date of reporting period:        07/31/13

Item 1. Schedule of Investments.

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	CHT-QTR-1	07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.25%

Aerospace & Defense–0.98%

Boeing Co. (The)	550,612	$57,869,321

Air Freight & Logistics–0.79%

FedEx Corp.	440,000	46,640,000

Application Software–1.01%

Adobe Systems Inc. (b)	1,251,960	59,192,669

Asset Management & Custody Banks–1.79%

Northern Trust Corp.	1,799,955	105,369,366

Auto Parts & Equipment–1.16%

Johnson Controls, Inc.	1,693,164	68,082,124

Automobile Manufacturers–0.83%

Daimler AG (Germany)	700,807	48,691,166

Biotechnology–1.70%

Gilead Sciences, Inc. (b)	1,626,544	99,951,129

Brewers–1.13%

Molson Coors Brewing Co. -Class B	1,323,371	66,247,952

Casinos & Gaming–0.95%

Las Vegas Sands Corp.	1,009,236	56,083,245

Communications Equipment–4.31%

Cisco Systems, Inc.	2,706,213	69,143,742

F5 Networks, Inc. (b)	569,348	49,965,981

QUALCOMM, Inc.	1,250,878	80,744,175

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	4,582,081	53,747,810

		253,601,708

Computer Storage & Peripherals–0.83%

EMC Corp.	1,863,203	48,722,758

Construction & Farm Machinery & Heavy Trucks–0.65%

Caterpillar Inc.	460,127	38,149,130

Construction Materials–0.42%

CRH PLC (Ireland)	1,173,344	24,596,708

Consumer Finance–2.31%

American Express Co.	1,836,995	135,515,121

Department Stores–1.71%

Macy’s, Inc.	2,077,944	100,447,813

Diversified Banks–1.23%

U.S. Bancorp	1,934,146	72,182,329

	Shares	Value

Diversified Chemicals–0.63%

Dow Chemical Co. (The)	1,050,000	$36,792,000

Electric Utilities–1.00%

Duke Energy Corp.	830,268	58,949,028

Electronic Manufacturing Services–1.74%

TE Connectivity Ltd. (Switzerland)	2,008,243	102,500,723

Food Retail–1.15%

Kroger Co. (The)	1,715,826	67,380,487

General Merchandise Stores–1.23%

Target Corp.	1,018,000	72,532,500

Gold–0.57%

Agnico Eagle Mines Ltd. (Canada)	339,322	9,640,138

Kinross Gold Corp. (Canada)	4,557,391	23,835,155

		33,475,293

Health Care Distributors–1.14%

Cardinal Health, Inc.	1,337,277	66,984,205

Health Care Equipment–1.81%

Baxter International Inc.	622,560	45,471,782

Covidien PLC	989,438	60,979,064

		106,450,846

Health Care Facilities–0.71%

HCA Holdings, Inc.	1,068,606	41,675,634

Heavy Electrical Equipment–0.64%

ABB Ltd. (Switzerland)	1,697,664	37,384,403

Home Improvement Retail–1.14%

Lowe’s Cos., Inc.	1,499,667	66,855,155

Household Products–1.29%

Procter & Gamble Co. (The)	941,221	75,580,046

Industrial Conglomerates–1.91%

General Electric Co.	4,606,764	112,266,839

Industrial Gases–1.20%

Air Products & Chemicals, Inc.	648,909	70,497,474

Industrial Machinery–2.63%

Illinois Tool Works Inc.	766,720	55,234,509

Parker Hannifin Corp.	736,448	76,060,349

Sandvik AB (Sweden)	1,866,843	23,566,600

		154,861,458

Insurance Brokers–1.35%

Marsh & McLennan Cos., Inc.	1,897,084	79,430,907

Integrated Oil & Gas–2.51%

Chevron Corp.	713,901	89,872,997

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

	Shares	Value

Integrated Oil & Gas–(continued)

Occidental Petroleum Corp.	648,968	$57,790,600

		147,663,597

Internet Software & Services–1.15%

eBay Inc. (b)	1,310,931	67,762,023

Investment Banking & Brokerage–1.13%

Charles Schwab Corp. (The)	3,006,057	66,403,799

IT Consulting & Other Services–0.66%

International Business Machines Corp.	199,097	38,831,879

Life Sciences Tools & Services–2.16%

Agilent Technologies, Inc.	1,339,708	59,925,139

Thermo Fisher Scientific, Inc.	738,926	67,323,548

		127,248,687

Managed Health Care–1.28%

UnitedHealth Group Inc.	1,033,981	75,325,516

Movies & Entertainment–0.69%

Twenty-First Century Fox, Inc.	1,363,749	40,748,820

Oil & Gas Equipment & Services–3.47%

Cameron International Corp. (b)	778,986	46,193,870

Halliburton Co.	1,541,706	69,669,694

Weatherford International Ltd. (b)	6,329,617	88,361,453

		204,225,017

Oil & Gas Exploration & Production–3.07%

Anadarko Petroleum Corp.	561,893	49,738,768

EOG Resources, Inc.	361,000	52,521,890

Pioneer Natural Resources Co.	506,619	78,404,357

		180,665,015

Packaged Foods & Meats–3.55%

Danone S.A. (France)	942,380	74,477,894

Kellogg Co.	2,025,239	134,151,831

		208,629,725

Paper Products–0.90%

International Paper Co.	1,100,000	53,141,000

Pharmaceuticals–8.16%

Mallinckrodt PLC (b)	1	34

Merck & Co., Inc.	1,563,405	75,309,219

Novartis AG -ADR (Switzerland)	1,434,995	102,759,992

Pfizer Inc.	1,857,451	54,293,293

Roche Holding AG (Switzerland)	334,105	82,147,199

Sanofi -ADR (France)	2,369,388	123,990,074

Zoetis Inc.	1,391,145	41,470,032

		479,969,843

	Shares	Value

Property & Casualty Insurance–4.28%

Berkshire Hathaway Inc. -Class A (b)	780	$135,642,000

Progressive Corp. (The)	4,459,658	115,995,705

		251,637,705

Railroads–1.58%

Norfolk Southern Corp.	516,880	37,814,941

Union Pacific Corp.	346,705	54,983,946

		92,798,887

Semiconductor Equipment–0.65%

KLA-Tencor Corp.	648,915	38,045,886

Semiconductors–3.20%

Analog Devices, Inc.	2,237,690	110,452,378

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	23,007,019	77,828,084

		188,280,462

Systems Software–3.90%

Microsoft Corp.	2,772,195	88,238,967

Symantec Corp.	5,288,272	141,091,097

		229,330,064

Wireless Telecommunication Services–0.97%

Vodafone Group PLC (United Kingdom)	18,988,038	56,924,132

Total Common Stocks & Other Equity Interests (Cost $3,555,412,963)		5,012,591,594

Money Market Funds–14.63%

Liquid Assets Portfolio –Institutional Class (c)	429,933,943	429,933,943

Premier Portfolio –Institutional Class (c)	429,933,944	429,933,944

Total Money Market Funds (Cost $859,867,887)		859,867,887

TOTAL INVESTMENTS–99.88% (Cost $4,415,280,850)		5,872,459,481

OTHER ASSETS LESS LIABILITIES–0.12%		7,246,584

NET ASSETS–100.00%		$5,879,706,065

Investment Abbreviations:

ADR             — American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Charter Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis.

Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Charter Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,570,012,355	$302,447,126	$—	$5,872,459,481

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $1,318,224,307 and $1,484,629,243, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,495,985,091
Aggregate unrealized (depreciation) of investment securities	(45,083,204)
Net unrealized appreciation of investment securities	$1,450,901,887
Cost of investments for tax purposes is $4,421,557,594.

Invesco Charter Fund

Invesco Constellation Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us                CST-QTR-1    07/13                                                      Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.40%

Aerospace & Defense–3.00%

Boeing Co. (The)	414,503	$43,564,265
United Technologies Corp.	321,165	33,905,389
		77,469,654

Airlines–0.36%

United Continental Holdings Inc. (b)	264,490	9,217,477

Apparel Retail–1.19%
Gap, Inc. (The)	666,112	30,574,541

Apparel, Accessories & Luxury Goods–1.80%

Michael Kors Holdings Ltd. (b)	396,649	26,710,344
Prada S.p.A. (Italy)	1,282,100	11,968,647
PVH Corp.	58,832	7,753,469
		46,432,460

Application Software–2.69%

Autodesk, Inc. (b)	380,045	13,449,792
Citrix Systems, Inc. (b)	305,105	21,973,662
Salesforce.com, Inc. (b)	775,333	33,920,819
		69,344,273

Asset Management & Custody Banks–0.73%

BlackRock, Inc.	66,778	18,828,725

Automobile Manufacturers–1.76%

General Motors Co. (b)	1,262,605	45,289,641

Biotechnology–8.50%

Amgen Inc.	297,642	32,231,652
Biogen Idec Inc. (b)	83,539	18,222,362
Celgene Corp. (b)	434,504	63,811,258
Gilead Sciences, Inc. (b)	1,705,251	104,787,674
		219,052,946

Brewers–1.14%

Anheuser-Busch InBev N.V. -ADR (Belgium)	308,574	29,533,618

Broadcasting–1.10%

CBS Corp. -Class B	535,412	28,291,170

Cable & Satellite–6.70%

Comcast Corp. -Class A	463,389	20,889,576
DIRECTV (b)	604,435	38,242,602
DISH Network Corp. -Class A	2,248,085	100,376,995
Sirius XM Radio Inc.(c)	3,527,339	13,156,975
		172,666,148

	Shares	Value

Casinos & Gaming–0.88%

Las Vegas Sands Corp.	406,694	$22,599,986

Communications Equipment–4.26%

F5 Networks, Inc. (b)	109,013	9,566,981
Juniper Networks, Inc. (b)	653,899	14,169,991
QUALCOMM, Inc.	1,097,195	70,823,937
Telefonaktiebolaget LM Ericsson -ADR (Sweden)	1,313,920	15,412,282
		109,973,191

Computer Hardware–5.24%

Apple Inc.	298,538	135,088,445

Computer Storage & Peripherals–1.23%

EMC Corp.	1,208,392	31,599,451

Construction & Engineering–0.81%

Foster Wheeler AG (Switzerland)(b)	900,355	19,303,611
Jacobs Engineering Group, Inc. (b)	24,797	1,467,983
		20,771,594

Construction & Farm Machinery & Heavy Trucks–0.78%

Cummins Inc.	165,707	20,082,031

Consumer Finance–0.78%

Capital One Financial Corp.	290,232	20,031,813

Data Processing & Outsourced Services–1.72%

Visa Inc. -Class A	251,149	44,455,885

Electrical Components & Equipment–0.35%

Roper Industries, Inc.	71,461	9,001,228

Fertilizers & Agricultural Chemicals–0.59%

Monsanto Co.	154,548	15,266,251

General Merchandise Stores–0.98%

Dollar General Corp. (b)	462,952	25,309,586

Health Care Equipment–0.45%

Abbott Laboratories	315,386	11,552,589

Health Care Facilities–0.50%

HCA Holdings, Inc.	329,399	12,846,561

Health Care Services–0.93%

Express Scripts Holding Co. (b)	367,494	24,089,232

Health Care Technology–0.10%

Cerner Corp. (b)	53,237	2,608,613

Home Improvement Retail–2.25%

Lowe’s Cos., Inc.	1,299,385	$57,926,583

Homebuilding–0.25%

PulteGroup Inc.	381,265	6,340,437

See accompanying notes which are an integral part of this schedule.

                        Invesco Constellation Fund

	Shares	Value

Industrial Conglomerates–3.05%

Danaher Corp.	403,232	$27,153,643
General Electric Co.	2,107,960	51,370,985
		78,524,628

Industrial Machinery–0.86%

Ingersoll-Rand PLC	361,885	22,093,079

Insurance Brokers–0.60%

Aon PLC	230,220	15,539,850

Internet Retail–4.37%

Amazon.com, Inc. (b)	174,289	52,499,333
Priceline.com Inc. (b)	68,727	60,182,172
		112,681,505

Internet Software & Services–11.45%

Baidu, Inc. -ADR (China)(b)	70,374	9,311,184
eBay Inc. (b)	726,217	37,538,157
Facebook Inc. -Class A (b)	3,985,041	146,769,060
Google Inc. -Class A (b)	114,511	101,639,963
		295,258,364

Investment Banking & Brokerage–0.72%

Goldman Sachs Group, Inc. (The)	113,777	18,662,841

IT Consulting & Other Services–0.50%

International Business Machines Corp.	65,812	12,835,973

Life Sciences Tools & Services–0.66%

Thermo Fisher Scientific, Inc.	188,200	17,146,902

Managed Health Care–0.52%

UnitedHealth Group Inc.	185,939	13,545,656

Movies & Entertainment–0.67%

Walt Disney Co. (The)	266,810	17,249,267

Oil & Gas Equipment & Services–3.62%

Schlumberger Ltd.	550,971	44,810,472
Weatherford International Ltd. (b)	3,477,997	48,552,838
		93,363,310

Oil & Gas Exploration & Production–2.00%

Anadarko Petroleum Corp.	456,950	40,449,214
EOG Resources, Inc.	76,665	11,153,991
		51,603,205

Other Diversified Financial Services–2.19%

Citigroup Inc.	1,082,367	56,434,615

Packaged Foods & Meats–2.28%

Mondelez International Inc. -Class A	1,877,780	58,718,181

Pharmaceuticals–2.58%

Johnson & Johnson	208,459	19,490,916
Pfizer Inc.	1,195,718	34,950,837
Zoetis Inc.	406,607	12,120,955
		66,562,708

	Shares	Value

Railroads–0.55%

Norfolk Southern Corp.	193,444	$14,152,363

Restaurants–0.51%

McDonald’s Corp.	133,206	13,064,845

Semiconductor Equipment–1.11%

Applied Materials, Inc.	1,757,284	28,661,302

Semiconductors–0.39%

Altera Corp.	286,115	10,174,249

Specialized Finance–0.60%

CME Group Inc. -Class A	209,727	15,515,603

Specialized REIT’s–1.21%

American Tower Corp.	441,932	31,284,366

Systems Software–2.66%

Microsoft Corp.	1,602,443	51,005,760
Oracle Corp.	278,168	8,998,735
Symantec Corp.	318,713	8,503,263
		68,507,758

Tobacco–0.93%

Philip Morris International Inc.	269,669	24,049,081

Trucking–0.75%

J.B. Hunt Transport Services, Inc.	258,937	19,402,149

Wireless Telecommunication Services–1.55%

Sprint Corp. (b)	6,707,324	39,975,651
Total Common Stocks & Other Equity Interests (Cost $1,846,961,663)		2,511,251,580

Money Market Funds–2.68%

Liquid Assets Portfolio –Institutional Class (d)	34,474,461	34,474,461
Premier Portfolio –Institutional Class (d)	34,474,461	34,474,461
Total Money Market Funds (Cost $68,948,922)		68,948,922
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.08% (Cost $1,915,910,585)		2,580,200,502
Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.06%

Liquid Assets Portfolio - Institutional Class (Cost $1,620,968)(d)(e)	1,620,968	1,620,968
TOTAL INVESTMENTS–100.14% (Cost $1,917,531,553)		2,581,821,470
OTHER ASSETS LESS LIABILITIES–(0.14)%		(3,532,196)
NET ASSETS–100.00%		$2,578,289,274

Investment Abbreviations:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

See accompanying notes which are an integral part of this schedule.

                        Invesco Constellation Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at July 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

                        Invesco Constellation Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                        Invesco Constellation Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

                        Invesco Constellation Fund

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2

–  Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3

–  Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $1,194,893,881 and $1,437,524,345, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$673,457,394
Aggregate unrealized (depreciation) of investment securities	(17,626,996)
Net unrealized appreciation of investment securities	$655,830,398
Cost of investments for tax purposes is $1,925,991,072.

                        Invesco Constellation Fund

NOTE 4 — Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Constellation Fund (the “Fund”) would transfer all of its assets and liabilities (the “Reorganization”) to Invesco American Franchise Fund (the “Acquiring Fund”).

The Agreement was approved by the Fund’s shareholders on August 27, 2013 and the Reorganization will close on September 16, 2013. Upon closing of the Reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

                        Invesco Constellation Fund

Invesco Disciplined Equity Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

DEQ-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–96.13%

Aerospace & Defense–3.92%

Boeing Co. (The)	64,860	$6,816,786

United Technologies Corp.	100,223	10,580,542

		17,397,328

Apparel Retail–1.66%

TJX Cos., Inc. (The)	142,073	7,393,479

Apparel, Accessories & Luxury Goods–1.13%

VF Corp.	25,376	4,999,072

Application Software–0.83%

Citrix Systems, Inc. (b)	51,025	3,674,820

Asset Management & Custody Banks–1.24%

BlackRock, Inc.	19,596	5,525,288

Automobile Manufacturers–0.53%

Ford Motor Co.	138,430	2,336,698

Cable & Satellite–2.95%

Comcast Corp. -Class A	177,619	8,007,065

DIRECTV (b)	80,350	5,083,744

		13,090,809

Communications Equipment–1.57%

Cisco Systems, Inc.	273,221	6,980,797

Computer Hardware–3.23%

Apple Inc.	31,732	14,358,730

Computer Storage & Peripherals–2.61%

EMC Corp.	300,600	7,860,690

NetApp, Inc.	90,550	3,723,416

		11,584,106

Consumer Finance–1.69%

Capital One Financial Corp.	108,740	7,505,235

Data Processing & Outsourced Services–7.61%

Alliance Data Systems Corp. (b)	24,855	4,915,822

Automatic Data Processing, Inc.	150,379	10,840,822

Fidelity National Information Services, Inc.	103,428	4,463,953

Fiserv, Inc. (b)	84,688	8,150,373

Visa Inc. -Class A	30,702	5,434,561

		33,805,531

Diversified Banks–3.50%

U.S. Bancorp	172,140	6,424,265

Wells Fargo & Co.	209,868	9,129,258

		15,553,523

	Shares	Value

Diversified Metals & Mining–1.24%

Freeport-McMoRan Copper & Gold Inc.	194,095	$5,489,007

Drug Retail–2.71%

CVS Caremark Corp.	115,256	7,087,091

Walgreen Co.	98,240	4,936,560

		12,023,651

Environmental & Facilities Services–1.33%

Republic Services, Inc.	173,826	5,894,440

General Merchandise Stores–3.24%

Dollar General Corp. (b)	127,445	6,967,418

Target Corp.	104,134	7,419,548

		14,386,966

Health Care Equipment–3.20%

Covidien PLC	116,360	7,171,267

Stryker Corp.	99,870	7,036,840

		14,208,107

Health Care Services–2.57%

Express Scripts Holding Co. (b)	174,479	11,437,098

Industrial Conglomerates–4.57%

Danaher Corp.	136,212	9,172,516

General Electric Co.	456,684	11,129,389

		20,301,905

Industrial Gases–2.10%

Praxair, Inc.	77,738	9,341,775

Internet Software & Services–2.17%

Google Inc. -Class A (b)	10,852	9,632,235

IT Consulting & Other Services–1.07%

Teradata Corp. (b)	80,455	4,756,500

Managed Health Care–4.69%

Aetna Inc.	153,489	9,849,389

UnitedHealth Group Inc.	150,960	10,997,436

		20,846,825

Metal & Glass Containers–1.55%

Crown Holdings, Inc. (b)	156,805	6,872,763

Multi-Utilities–1.15%

PG&E Corp.	111,727	5,127,152

Oil & Gas Exploration & Production–6.84%

Anadarko Petroleum Corp.	115,534	10,227,070

Apache Corp.	101,761	8,166,320

EQT Corp.	55,068	4,763,382

QEP Resources Inc.	237,167	7,231,222

		30,387,994

See accompanying notes which are an integral part of this schedule.

                                         Invesco Disciplined Equity Fund

	Shares	Value

Oil & Gas Storage & Transportation–4.59%

Kinder Morgan Inc.	183,385	$6,924,618

Spectra Energy Corp.	158,506	5,704,631

Williams Cos., Inc. (The)	227,736	7,781,739

		20,410,988

Other Diversified Financial Services–5.23%

Bank of America Corp.	476,635	6,958,871

Citigroup Inc.	102,008	5,318,697

JPMorgan Chase & Co.	196,821	10,968,834

		23,246,402

Pharmaceuticals–3.36%

Johnson & Johnson	78,795	7,367,333

Merck & Co., Inc.	157,332	7,578,682

		14,946,015

Railroads–0.84%

Union Pacific Corp.	23,610	3,744,310

Residential REIT’s–0.72%

AvalonBay Communities, Inc.	23,670	3,203,498

Restaurants–1.49%

McDonald’s Corp.	67,540	6,624,323

Retail REIT’s–0.96%

Simon Property Group, Inc.	26,668	4,268,480

Soft Drinks–0.88%

PepsiCo, Inc.	46,908	3,918,694

Systems Software–7.16%

BMC Software, Inc. (b)	99,729	4,584,542

Check Point Software Technologies Ltd. (Israel)(b)	76,090	4,284,628

Microsoft Corp.	324,633	10,333,069

Oracle Corp.	389,035	12,585,282

		31,787,521

Total Common Stocks (Cost $317,648,715)		427,062,065

Money Market Funds–3.55%

Liquid Assets Portfolio –Institutional Class (c)	7,871,453	7,871,453

Premier Portfolio –Institutional Class (c)	7,871,453	7,871,453

Total Money Market Funds (Cost $15,742,906)		15,742,906

TOTAL INVESTMENTS–99.68% (Cost $333,391,621)		442,804,971

OTHER ASSETS LESS LIABILITIES–0.32%		1,439,378

NET ASSETS–100.00%		$444,244,349

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

                                         Invesco Disciplined Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

                                             Invesco Disciplined Equity Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of July 31, 2013, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                                             Invesco Disciplined Equity Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $101,314,034 and $55,877,589, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$108,749,103

Aggregate unrealized (depreciation) of investment securities	(1,678,225)

Net unrealized appreciation of investment securities	$107,070,878

Cost of investments for tax purposes is $335,734,093.

                                             Invesco Disciplined Equity Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
July 31, 2013

invesco.com/us	DDI-QTR-1	07/13	Invesco Advisers, Inc.

Schedule of Investments (a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.05%

Aerospace & Defense–3.62%

General Dynamics Corp.	1,626,193	$138,779,310

Raytheon Co.	2,049,596	147,242,977

		286,022,287

Air Freight & Logistics–1.12%

United Parcel Service, Inc. -Class B	1,016,042	88,192,446

Apparel Retail–1.03%

Guess?, Inc.	1,350,091	45,471,065

TJX Cos., Inc. (The)	696,815	36,262,253

		81,733,318

Apparel, Accessories & Luxury Goods–1.34%

Coach, Inc.	1,166,694	61,986,452

Columbia Sportswear Co.	676,264	43,632,554

		105,619,006

Asset Management & Custody Banks–2.53%

Federated Investors, Inc. -Class B	3,797,961	110,254,808

Legg Mason, Inc.	2,601,209	89,455,577

		199,710,385

Auto Parts & Equipment–1.27%

Johnson Controls, Inc.	2,486,424	99,979,109

Brewers–2.51%

Heineken N.V. (Netherlands)	2,820,264	197,845,120

Building Products–1.30%

Masco Corp.	5,019,969	103,009,764

Consumer Finance–0.28%

Capital One Financial Corp.	315,621	21,784,161

Data Processing & Outsourced Services–1.49%

Automatic Data Processing, Inc.	1,635,559	117,907,448

Distillers & Vintners–0.21%

Treasury Wine Estates (Australia)	3,801,623	16,302,234

Drug Retail–1.88%

Walgreen Co.	2,960,081	148,744,070

Electric Utilities–7.57%

American Electric Power Co., Inc.	2,283,990	105,862,937

Duke Energy Corp.	1,631,755	115,854,605

Entergy Corp.	877,200	59,211,000

Exelon Corp.	4,129,107	126,309,383

Pepco Holdings, Inc.	4,894,893	100,590,051

	Shares	Value

Electric Utilities–(continued)

PPL Corp.	2,817,287	$89,505,208

		597,333,184

Food Distributors–1.88%

Sysco Corp.	4,294,826	148,214,445

Gas Utilities–1.08%

AGL Resources Inc.	1,865,411	85,417,170

General Merchandise Stores–1.74%

Target Corp.	1,931,001	137,583,821

Health Care Equipment–2.44%

Medtronic, Inc.	1,268,424	70,067,742

Stryker Corp.	1,739,067	122,534,661

		192,602,403

Heavy Electrical Equipment–0.82%

ABB Ltd. (Switzerland)	2,949,344	64,947,755

Hotels, Resorts & Cruise Lines–1.66%

Accor S.A. (France)	1,747,197	65,814,676

Marriott International Inc. -Class A	1,563,472	64,993,531

		130,808,207

Household Products–3.51%

Kimberly-Clark Corp.	1,577,067	155,814,220

Procter & Gamble Co. (The)	1,512,188	121,428,696

		277,242,916

Housewares & Specialties–1.34%

Newell Rubbermaid Inc.	3,922,498	105,985,896

Industrial Machinery–1.60%

Pentair Ltd.	2,064,615	126,106,684

Integrated Oil & Gas–1.20%

Total S.A. (France)	1,784,964	94,885,958

Integrated Telecommunication Services–2.30%

AT&T Inc.	3,449,057	121,648,241

Deutsche Telekom AG (Germany)	4,960,125	60,315,106

		181,963,347

Investment Banking & Brokerage–1.88%

Charles Schwab Corp. (The)	6,739,902	148,884,435

Life & Health Insurance–3.10%

Lincoln National Corp.	2,284,684	95,202,782

Prudential Financial, Inc.	673,256	53,167,027

StanCorp Financial Group, Inc.	1,812,970	96,250,577

		244,620,386

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

	Shares	Value

Motorcycle Manufacturers–0.61%

Harley-Davidson, Inc.	847,738	$48,126,086

Movies & Entertainment–1.12%

Time Warner Inc.	1,416,339	88,181,266

Multi-Utilities–3.16%

Consolidated Edison, Inc.	1,675,201	100,344,540

Dominion Resources, Inc.	968,048	57,414,927

Sempra Energy	1,046,248	91,682,712

		249,442,179

Office Services & Supplies–0.76%

Avery Dennison Corp.	1,345,790	60,197,187

Oil & Gas Drilling–0.22%

Nabors Industries Ltd.	1,139,539	17,537,505

Oil & Gas Equipment & Services–1.24%

Baker Hughes Inc.	2,057,314	97,578,403

Packaged Foods & Meats–8.56%

Campbell Soup Co.	3,395,196	158,895,173

General Mills, Inc.	4,750,764	247,039,728

Kraft Foods Group, Inc.	2,287,423	129,422,393

Mead Johnson Nutrition Co.	602,266	43,869,056

Mondelez International Inc. -Class A	3,091,600	96,674,332

		675,900,682

Paper Packaging–0.64%

Sonoco Products Co.	1,315,655	50,639,561

Paper Products–0.77%

International Paper Co.	1,254,736	60,616,296

Personal Products–0.82%

L’Oreal S.A. (France)	385,523	64,492,109

Pharmaceuticals–4.26%

Bristol-Myers Squibb Co.	951,400	41,138,536

Eli Lilly & Co.	2,111,073	112,119,087

Johnson & Johnson	1,480,954	138,469,199

Novartis AG (Switzerland)	617,410	44,344,415

		336,071,237

Property & Casualty Insurance–0.93%

Travelers Cos., Inc. (The)	882,504	73,733,209

Regional Banks–8.29%

Cullen/Frost Bankers, Inc.	619,530	44,630,941

Fifth Third Bancorp	4,714,740	90,664,450

KeyCorp	6,457,694	79,365,059

M&T Bank Corp.	713,665	83,398,892

SunTrust Banks, Inc.	5,586,303	194,347,482

Zions Bancorp.	5,457,020	161,746,073

		654,152,897

Restaurants–0.49%

Brinker International, Inc.	962,724	38,653,369

	Shares	Value

Semiconductors–2.30%

Linear Technology Corp.	2,012,435	$81,624,363

Texas Instruments Inc.	2,542,934	99,683,013

		181,307,376

Soft Drinks–0.99%

Coca-Cola Co. (The)	1,952,256	78,246,420

Specialized REIT’s–0.45%

Weyerhaeuser Co.	1,249,408	35,483,187

Systems Software–0.66%

Microsoft Corp.	1,633,498	51,994,241

Thrifts & Mortgage Finance–1.54%

Hudson City Bancorp, Inc.	12,719,749	121,600,800

Tobacco–1.54%

Altria Group, Inc.	2,321,086	81,377,275

Philip Morris International Inc.	451,561	40,270,210

		121,647,485

Total Common Stocks & Other Equity Interests (Cost $5,323,989,958)		7,109,047,450

Money Market Funds–10.46%
Liquid Assets Portfolio –Institutional Class (b)	412,788,142	412,788,142

Premier Portfolio –Institutional Class (b)	412,788,141	412,788,141

Total Money Market Funds (Cost $825,576,283)		825,576,283

TOTAL INVESTMENTS–100.51% (Cost $6,149,566,241)		7,934,623,733

OTHER ASSETS LESS LIABILITIES–(0.51)%		(40,458,525)

NET ASSETS–100.00%		$7,894,165,208

Investment Abbreviations:

REIT             —Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Diversified Dividend Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the

Invesco Diversified Dividend Fund

E.	Foreign Currency Contracts – (continued)

value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	– Prices are determined using quoted prices in an active market for identical assets.
Level 2	– Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	– Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$7,341,978,594	$592,645,139	$—	$7,934,623,733
Foreign Currency Contracts*	—	(3,178,332)	—	(3,178,332)
Total Investments	$7,341,978,594	$589,466,807	$—	$7,931,445,401
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to		Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver	Receive
8/23/13	State Street Global Markets, LLC	EUR 180,160,203	USD 236,536,835	$ 239,715,167	$ (3,178,332)

Currency Abbreviations:

EUR — Euro

USD — U.S. Dollar

Invesco Diversified Dividend Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $1,586,851,642 and $441,923,947, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,824,111,682
Aggregate unrealized (depreciation) of investment securities	(39,324,810)
Net unrealized appreciation of investment securities	$1,784,786,872
Cost of investments for tax purposes is $6,149,836,861.

Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings July 31, 2013

invesco.com/us	SUM-QTR-1 07/13	Invesco Advisers, Inc.

Schedule of Investments(a)

July 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.15%

Advertising–1.03%

Interpublic Group of Cos., Inc. (The)	1,061,365	$17,459,454

Aerospace & Defense–3.09%

Boeing Co. (The)	190,561	20,027,961

Precision Castparts Corp.	71,828	15,925,704

United Technologies Corp.	156,951	16,569,317

		52,522,982

Airlines–0.27%

Delta Air Lines, Inc.	212,467	4,510,674

Apparel Retail–1.02%

Gap, Inc. (The)	376,209	17,267,993

Apparel, Accessories & Luxury Goods–1.04%

Michael Kors Holdings Ltd. (b)	201,729	13,584,431

Prada S.p.A. (Italy)(c)	433,800	4,049,605

		17,634,036

Application Software–1.28%

Cadence Design Systems, Inc. (b)	571,880	8,338,011

Citrix Systems, Inc. (b)	185,316	13,346,458

		21,684,469

Asset Management & Custody Banks–0.94%

Affiliated Managers Group, Inc. (b)	88,324	15,929,233

Auto Parts & Equipment–0.74%

Tenneco Inc. (b)	261,767	12,651,199

Automobile Manufacturers–1.04%

General Motors Co. (b)	494,803	17,748,584

Biotechnology–7.91%

Acorda Therapeutics Inc. (b)	428,244	16,260,425

Amgen Inc.	171,619	18,584,621

Biogen Idec Inc. (b)	47,830	10,433,158

Celgene Corp. (b)	253,127	37,174,231

Gilead Sciences, Inc. (b)	846,020	51,987,929

		134,440,364

Broadcasting–1.86%

CBS Corp. -Class B	283,086	14,958,264

Scripps Networks Interactive Inc. -Class A	234,396	16,588,205

		31,546,469

Building Products–0.46%

Trex Co., Inc. (b)	164,543	7,789,466

	Shares	Value

Cable & Satellite–3.93%

Comcast Corp. -Class A	538,458	$24,273,687

DIRECTV (b)	324,856	20,553,639

DISH Network Corp. -Class A	490,796	21,914,041

		66,741,367

Commodity Chemicals–0.57%

LyondellBasell Industries N.V. -Class A	141,801	9,743,147

Communications Equipment–4.15%

Cisco Systems, Inc.	806,004	20,593,402

F5 Networks, Inc. (b)	55,412	4,862,957

QUALCOMM, Inc.	503,558	32,504,669

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	1,072,380	12,579,018

		70,540,046

Computer Hardware–4.95%

Apple Inc.	185,977	84,154,593

Computer Storage & Peripherals–1.43%

EMC Corp.	929,556	24,307,889

Construction & Engineering–1.48%

Fluor Corp.	89,981	5,629,212

Foster Wheeler AG (Switzerland)(b)	515,878	11,060,424

Jacobs Engineering Group, Inc. (b)	142,485	8,435,112

		25,124,748

Construction & Farm Machinery & Heavy Trucks–0.41%

Cummins Inc.	57,472	6,965,032

Consumer Finance–0.84%

Capital One Financial Corp.	207,419	14,316,059

Data Processing & Outsourced Services–2.29%

Genpact Ltd.	647,732	13,207,255

MasterCard, Inc. -Class A	15,110	9,226,317

Visa Inc. -Class A	93,062	16,472,905

		38,906,477

Department Stores–0.99%

Macy’s, Inc.	346,672	16,758,125

Distributors–0.48%

Pool Corp.	154,228	8,140,154

Electrical Components & Equipment–1.40%

AMETEK, Inc.	339,132	15,695,029

Roper Industries, Inc.	64,085	8,072,147

	23,767,176

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Electronic Components–0.92%

Amphenol Corp. -Class A	199,500	$15,672,720

Fertilizers & Agricultural Chemicals–0.59%

Monsanto Co.	101,556	10,031,702

Food Retail–1.23%

Kroger Co. (The)	531,124	20,857,240

General Merchandise Stores–0.89%

Dollar General Corp. (b)	277,936	15,194,761

Health Care Equipment–1.29%

Abbott Laboratories	288,890	10,582,041

Covidien PLC	183,339	11,299,182

		21,881,223

Health Care Facilities–0.50%

HCA Holdings, Inc.	219,649	8,566,311

Health Care Services–0.97%

Express Scripts Holding Co. (b)	251,099	16,459,540

Heavy Electrical Equipment–0.67%

ABB Ltd. (Switzerland)	520,019	11,451,383

Home Improvement Retail–1.74%

Lowe’s Cos., Inc.	664,112	29,606,113

Homebuilding–0.80%

PulteGroup Inc.	354,352	5,892,874

Taylor Morrison Home Corp. -Class A (b)	318,781	7,724,063

		13,616,937

Hotels, Resorts & Cruise Lines–1.05%

Norwegian Cruise Line Holdings Ltd. (b) (d)	232,647	7,039,898

Royal Caribbean Cruises Ltd.	284,087	10,820,874

		17,860,772

Household Products–1.05%

Procter & Gamble Co. (The)	222,057	17,831,177

Hypermarkets & Super Centers–0.85%

Wal-Mart Stores, Inc.	186,417	14,529,341

Industrial Conglomerates–0.91%

Danaher Corp.	228,481	15,385,911

Industrial Gases–0.72%

Praxair, Inc.	102,030	12,260,945

Industrial Machinery–1.54%

Flowserve Corp.	147,827	8,378,834

Ingersoll-Rand PLC	290,513	17,735,819

		26,114,653

Insurance Brokers–0.57%

Aon PLC	144,550	9,757,125

	Shares	Value

Integrated Oil & Gas–1.35%

Occidental Petroleum Corp.	257,599	$22,939,191

Internet Retail–2.53%

Amazon.com, Inc. (b)	75,426	22,719,820

Priceline.com Inc. (b)	23,115	20,241,112

		42,960,932

Internet Software & Services–6.75%

Baidu, Inc. -ADR (China)(b)	121,534	16,080,163

eBay Inc. (b)	212,753	10,997,203

Facebook Inc. -Class A (b)	1,131,595	41,676,644

Google Inc. -Class A (b)	51,735	45,919,986

		114,673,996

Investment Banking & Brokerage–0.77%

Goldman Sachs Group, Inc. (The)	80,178	13,151,597

IT Consulting & Other Services–0.69%

Accenture PLC -Class A	159,726	11,789,376

Leisure Products–0.53%

Brunswick Corp.	236,569	8,930,480

Life Sciences Tools & Services–0.44%

Thermo Fisher Scientific, Inc.	82,495	7,516,119

Managed Health Care–0.54%

Aetna Inc.	144,179	9,251,966

Oil & Gas Equipment & Services–2.77%

Cameron International Corp. (b)	340,126	20,169,472

Schlumberger Ltd.	238,532	19,399,807

Superior Energy Services, Inc. (b)	294,603	7,547,729

		47,117,008

Oil & Gas Exploration & Production–0.93%

Apache Corp.	197,425	15,843,356

Other Diversified Financial Services–1.47%

JPMorgan Chase & Co.	449,340	25,041,718

Packaged Foods & Meats–2.18%

Mondelez International Inc. -Class A	1,186,693	37,107,890

Pharmaceuticals–3.49%

AbbVie Inc.	288,890	13,138,717

Johnson & Johnson	146,573	13,704,575

Mallinckrodt PLC (b)	—	17

Pfizer Inc.	836,324	24,445,751

Zoetis Inc.	270,743	8,070,849

		59,359,909

Property & Casualty Insurance–0.55%

ACE Ltd.	103,211	9,431,421

Railroads–0.35%

Norfolk Southern Corp.	80,892	5,918,059

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

	Shares	Value

Regional Banks–1.88%

Fifth Third Bancorp	734,342	$14,121,397

First Republic Bank	411,116	17,756,100

		31,877,497

Restaurants–0.38%

Papa John’s International, Inc. (b)	97,860	6,542,920

Semiconductors–2.21%

Avago Technologies Ltd.	325,633	11,944,219

Fairchild Semiconductor International, Inc. (b)	586,762	7,404,936

NXP Semiconductors N.V. (Netherlands)(b)	560,096	18,287,134

		37,636,289

Soft Drinks–3.04%

Coca-Cola Co. (The)	407,717	16,341,298

Monster Beverage Corp. (b)	154,492	9,422,467

PepsiCo, Inc.	309,571	25,861,561

		51,625,326

Specialty Stores–0.52%

Vitamin Shoppe, Inc. (b)	182,456	8,763,362

Systems Software–2.82%

Check Point Software Technologies Ltd. (Israel)(b)	300,376	16,914,172

Microsoft Corp.	639,602	20,358,532

Oracle Corp.	156,671	5,068,307

Symantec Corp.	209,431	5,587,619

		47,928,630

Trucking–1.01%

J.B. Hunt Transport Services, Inc.	229,481	17,195,011

Wireless Telecommunication Services–2.06%

NII Holdings Inc. (b)(d)	1,065,652	7,651,381

SBA Communications Corp. -Class A (b)	130,812	9,691,861

Sprint Corp. (b)	2,952,601	17,597,502

		34,940,744

Total Common Stocks & Other Equity Interests (Cost $1,165,001,125)		1,685,270,387

	Shares	Value

Money Market Funds–0.69%
Liquid Assets Portfolio –Institutional Class (e)	5,871,976	$5,871,976

Premier Portfolio –Institutional Class (e)	5,871,977	5,871,977

Total Money Market Funds (Cost $11,743,953)		11,743,953

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.84% (Cost $1,176,745,078)		1,697,014,340

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.39%

Liquid Assets Portfolio - Institutional Class (Cost $6,581,980)(e)(f)	6,581,980	6,581,980

TOTAL INVESTMENTS–100.23% (Cost $1,183,327,058)		1,703,596,320

OTHER ASSETS LESS LIABILITIES–(0.23)%		(3,864,912)

NET ASSETS–100.00%		$1,699,731,408

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2013 represented less than 1% of the Fund’s Net Assets.

(d)	All portion of this security was out on loan at July 31, 2013.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings

July 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Summit Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Summit Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,692,144,937	$11,451,383	$--	$1,703,596,320

Invesco Summit Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended July 31, 2013 was $423,181,740 and $537,382,090, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$532,740,193

Aggregate unrealized (depreciation) of investment securities	(14,100,357)

Net unrealized appreciation of investment securities	$518,639,836

Cost of investments for tax purposes is $1,184,956,484.

Invesco Summit Fund

Item 2. Controls and Procedures.

(a)	As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	September 27, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	September 27, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.